OTHER LONG-TERM LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other long-term liabilities:
Deferred Revenue	$ 15,650	$ 16,660
Tax benefits on intra-group transfers of long-term assets	1,717	5,204
Pension obligations	38,670	35,645
Guarantees issued to Golar Partners	19,271	22,369
Other	132	4,388
Other long-term liabilities	$ 75,440	$ 84,266